Debt - Senior Secured and Senior Unsecured Credit Facility (Details) - Senior Unsecured Credit Facility - AV Homes Inc [Member] - USD ($) $ in Millions	May 18, 2017	Sep. 30, 2018
Debt
Maximum borrowing capacity	$ 155.0	$ 149.2
Conditional maximum borrowing capacity	$ 250.0
Letter of credit borrowing percentage	50.00%
Commitment fee (percent)	0.50%
LIBOR
Debt
Variable rate (percent)	3.25%
Prime Rate
Debt
Variable rate (percent)	2.25%